Guarantees and Contingent Liabilities - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
USB Capital, IX, a wholly-owned unconsolidated trust
Guarantor Obligations [Line Items]
Maximum potential future payments guaranteed	$ 685
Percentage of common equity in wholly owned USB Capital IX	100.00%
Assets held in trust	$ 686
Operations of subsidiaries
Guarantor Obligations [Line Items]
Maximum potential future payments guaranteed	2,000
Standby letters of credit
Guarantor Obligations [Line Items]
Maximum potential future payments guaranteed	$ 10,999
Term of guaranteed obligations	16 months
Fair value of guaranteed obligations	$ 20
Collateral held for guaranteed obligations	0
Third party borrowing arrangements
Guarantor Obligations [Line Items]
Maximum potential future payments guaranteed	5
Fair value of guaranteed obligations	0
Collateral held for guaranteed obligations	0
Securities lending indemnifications
Guarantor Obligations [Line Items]
Maximum potential future payments guaranteed	6,679
Fair value of guaranteed obligations	0
Collateral held for guaranteed obligations	6,924
Asset sales
Guarantor Obligations [Line Items]
Maximum potential future payments guaranteed	10,263
Fair value of guaranteed obligations	106
Collateral held for guaranteed obligations	0
Syndication of tax-advantaged investments
Guarantor Obligations [Line Items]
Fair value of guaranteed obligations	93
Representation and warranty
Guarantor Obligations [Line Items]
Fair value of guaranteed obligations	13	$ 17
Unresolved claims	18	$ 39
Merchant processing
Guarantor Obligations [Line Items]
Maximum potential future payments guaranteed	140,288
Fair value of guaranteed obligations	71
Collateral held for guaranteed obligations	815
Airline processing arrangements
Guarantor Obligations [Line Items]
Fair value of guaranteed obligations	50
Value of airline tickets purchased to deliver at future date through card transactions	13,100
Airline processing arrangements | Escrow deposits letters of credit and indemnities
Guarantor Obligations [Line Items]
Collateral held for guaranteed obligations	679
Unresolved merchant charge-backs
Guarantor Obligations [Line Items]
Fair value of guaranteed obligations	21
Unresolved merchant charge-backs | Merchant escrow deposits
Guarantor Obligations [Line Items]
Collateral held for guaranteed obligations	135
Tender option bond program guarantee
Guarantor Obligations [Line Items]
Maximum potential future payments guaranteed	589
Fair value of guaranteed obligations	0
Collateral held for guaranteed obligations	$ 607